Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Revenue
Revenue	$ 40,510	$ 32,776	$ 146,490	$ 144,515	$ 92,030
Cost of revenue
Cost of revenue	31,293	25,012	113,541	126,473	72,526
Gross profit	9,217	7,764	32,949	18,042	19,504
Operating expenses
Research and development	25,374	18,026	75,017	69,464	50,510
Sales and marketing	15,974	14,201	53,002	56,997	56,411
General and administrative	14,467	5,089	25,922	23,945	17,870
Total operating expenses	55,815	37,316	153,941	150,406	124,791
Loss from operations	(46,598)	(29,552)	(120,992)	(132,364)	(105,287)
Interest income	22	243	315	3,245	1,402
Interest expense	(1,499)	(835)	(3,253)	(3,544)	(3,690)
Change in fair value of redeemable convertible preferred stock warrant liability	9,237	535	(73,125)	(875)	(388)
Change in fair value of common stock warrant liabilities	43,761
Change in fair value of contingent earnout liability	84,420
Transaction costs expensed	(7,031)
Other income (expense), net	15	(432)	229	(565)	(5)
Net income (loss) before income taxes	82,327	(30,041)	(196,826)	(134,103)	(107,968)
Provision for income taxes	38	57	198	224	119
Net income (loss)	82,289	(30,098)	(197,024)	(134,327)	(108,087)
Accretion of beneficial conversion feature of redeemable convertible preferred stock			(60,377)
Cumulative dividends on redeemable convertible preferred stock	(4,292)		(16,799)
Deemed dividends attributable to vested option holders	(51,855)
Deemed dividends attributable to common stock warrant holders	(110,635)
Net loss attributable to common stockholders - Basic	(84,493)	$ (30,098)	$ (274,200)	$ (134,327)	$ (108,087)
Gain attributable to earnout shares issued	(53,820)
Net loss per share attributable to common stockholders, basic and diluted			$ (18.14)	$ (15.10)	$ (24.89)
Change in fair value of dilutive warrants	$ (49,471)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	218,932,121	12,432,519	15,116,763	8,893,787	4,342,517
Net loss attributable to common stockholders - Diluted	$ (187,784)	$ (30,098)
Weighted average shares outstanding - Basic	218,615,863	12,253,092
Weighted average shares outstanding - Diluted	225,533,389	12,253,092
Net loss per share - Basic	$ (0.39)	$ (2.46)
Net loss per share - Diluted	$ (0.83)	$ (2.46)
Networked charging systems [Member]
Revenue
Revenue	$ 26,800	$ 19,657	$ 91,893	$ 101,012	$ 61,338
Cost of revenue
Cost of revenue	23,742	18,616	87,083	105,940	59,928
Subscriptions [Member]
Revenue
Revenue	10,824	9,004	40,563	28,930	22,504
Cost of revenue
Cost of revenue	5,640	4,773	20,385	16,244	10,441
Other [Member]
Revenue
Revenue	2,886	4,115	14,034	14,573	8,188
Cost of revenue
Cost of revenue	$ 1,911	$ 1,623	$ 6,073	$ 4,289	$ 2,157